UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Quarter Ended:                        December 31, 2012
                                                     -----------------
Check here if Amendment [   ]; Amendment Number:
                                                     -----------------

This Amendment (Check only one.):      [   ] is a restatement.
                                       [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Kopp Investment Advisors, LLC
            ----------------------------------------------------------
Address:    8400 Normandale Lake Blvd., Suite 1450
            ----------------------------------------------------------
            Bloomington, MN  55437
            ----------------------------------------------------------

Form 13F File No:  28-03099
                   --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:      John P. Flakne
           -----------------------------------------------------------
Title:     Chief Financial Officer and Chief Compliance Officer
           -----------------------------------------------------------
Phone:     (952) 841-0400
            ----------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ John P. Flakne        Bloomington, Minnesota               1/25/13
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     (Signature)                City/State                     (Date)






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


Report Type (Check only one.):

[ X ] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F Notice.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F Combination Report.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None





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


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                98
                                                ---------

Form 13F Information Table Value Total:     $     217,848
                                                 --------
                                               (thousands)

List of Other Included Managers:                     None





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


                                           KOPP INVESTMENT ADVISORS, LLC
                                             FORM 13F INFORMATION TABLE

                                                 DECEMBER 31, 2012


                                                                                                               VOTING AUTHORITY
                                                                                                             -------------------
                                       TITLE OF                   VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER
NAME OF ISSUER                           CLASS           CUSIP   (X$1000)  PRN AMT  PRN CALL DSCRET  MANAGERS   SOLE  SHARED  NONE
---------------                          -----           -----   -------   -------  --- ---- ------  --------   ----  ------  ----

3M Company                                COM          88579Y101      814     8,771 SH  N/A  Other     N/A      7,716        1,055
Accelrys, Inc.                            COM          00430U103    1,316   145,435 SH  N/A  Other     N/A    145,435
Adept Technologies Inc.                 COM NEW        006854202      759   291,900 SH  N/A  Defined   N/A    291,900
Adept Technologies Inc.                 COM NEW        006854202      226    86,800 SH  N/A  Other     N/A     86,800
Aflac Incorporated                        COM          001055102      873    16,441 SH  N/A  Other     N/A     14,261        2,180
Akorn, Inc.                               COM          009728106    3,206   240,000 SH  N/A  Defined   N/A    240,000
Akorn, Inc.                               COM          009728106   13,678 1,023,770 SH  N/A  Other     N/A    978,455       45,315
Alcatel Lucent Spons ADR             SPONSORED ADR     013904305    3,491 2,511,584 SH  N/A  Other     N/A  2,229,259      282,325
Align Technology Inc.                     COM          016255101      341    12,276 SH  N/A  Other     N/A     12,276
Alkermes PLC                              SHS          G01767105      608    32,820 SH  N/A  Other     N/A     32,820
Amarin Corp. PLC ADS                 SPONSORED ADR NEW 023111206    1,084   134,000 SH  N/A  Defined   N/A    134,000
Amarin Corp. PLC ADS                 SPONSORED ADR NEW 023111206    4,360   538,959 SH  N/A  Other     N/A    522,734       16,225
American Express Company                  COM          025816109      863    15,017 SH  N/A  Other     N/A     12,857        2,160
Angiodynamics, Inc.                       COM          03475V101    2,011   182,954 SH  N/A  Other     N/A    160,101       22,853
Apache Corp.                              COM          037411105      586     7,470 SH  N/A  Other     N/A      6,325        1,145
Array Biopharma Inc.                      COM          04269X105    3,765 1,012,000 SH  N/A  Defined   N/A  1,012,000
Array Biopharma Inc.                      COM          04269X105    8,175 2,197,509 SH  N/A  Other     N/A  2,085,319      112,190
AtriCure Inc.                             COM          04963C209      630    91,265 SH  N/A  Other     N/A     91,265
Autozone Inc.                             COM          053332102      753     2,125 SH  N/A  Other     N/A      1,830          295
BlackRock Inc.                            COM          09247X101      939     4,545 SH  N/A  Other     N/A      3,940          605
Cardiome Pharma Corp.                   COM NEW        14159U202       33    86,400 SH  N/A  Other     N/A     86,400
Cepheid Inc.                              COM          15670R107    1,098    32,415 SH  N/A  Other     N/A     32,415
Constant Contact, Inc.                    COM          210313102    1,879   132,196 SH  N/A  Other     N/A    120,896       11,300
Covidien PLC Ordinary Shares              SHS          G2554F113      498     8,630 SH  N/A  Other     N/A      8,630
Cummins Inc.                              COM          231021106      834     7,700 SH  N/A  Other     N/A      6,635        1,065
Datalink Corp.                            COM          237934104    3,722   435,285 SH  N/A  Other     N/A    394,575       40,710
Eastman Chemical Co.                      COM          277432100      984    14,455 SH  N/A  Other     N/A     12,365        2,090
Emcore Corp.                            COM NEW        290846203    5,757 1,338,750 SH  N/A  Defined   N/A  1,338,750
Emcore Corp.                            COM NEW        290846203    5,248 1,220,400 SH  N/A  Other     N/A  1,215,264        5,136
Exxon Mobil Corporation                   COM          30231G102      868    10,034 SH  N/A  Other     N/A      8,605        1,429
Finisar Corp.                           COM NEW        31787A507    6,771   415,625 SH  N/A  Defined   N/A    415,625
Finisar Corp.                           COM NEW        31787A507   12,012   737,405 SH  N/A  Other     N/A    703,237       34,168
Fluidigm Corp.                            COM          34385P108      384    26,840 SH  N/A  Other     N/A     26,840
GenMark Diagnostics, Inc.                 COM          372309104      666    74,045 SH  N/A  Other     N/A     74,045
Gentherm Inc.                             COM          37253A103    2,269   170,605 SH  N/A  Other     N/A    148,580       22,025
Integrated Device Technology Inc.         COM          458118106    3,290   450,735 SH  N/A  Other     N/A    390,560       60,175
International Business Machines Corp.     COM          459200101      819     4,274 SH  N/A  Other     N/A      3,654          620
iShares Russell 2000 Growth          RUSL 2000 GROW    464287648      394     4,135 SH  N/A  Other     N/A      4,135
JDS Uniphase Corp.                   COM PAR $0.001    46612J507    1,350   100,000 SH  N/A  Defined   N/A    100,000
JDS Uniphase Corp.                   COM PAR $0.001    46612J507    4,277   316,796 SH  N/A  Other     N/A    307,971        8,825
Johnson & Johnson                         COM          478160104      767    10,943 SH  N/A  Other     N/A      9,538        1,405
Life Technologies Corp.                   COM          53217V109      371     7,574 SH  N/A  Other     N/A      7,574
Ligand Pharmaceuticals Inc.             COM NEW        53220K504      783    37,765 SH  N/A  Other     N/A     37,765
Marriott International Inc.              CL A          571903202      821    22,015 SH  N/A  Other     N/A     18,881        3,134
Masimo Corporation                        COM          574795100      604    28,752 SH  N/A  Other     N/A     28,752
Mindspeed Technologies, Inc.            COM NEW        602682205    3,182   680,000 SH  N/A  Defined   N/A    680,000
Mindspeed Technologies, Inc.            COM NEW        602682205    8,733 1,866,120 SH  N/A  Other     N/A  1,762,730      103,390
National Oilwell Varco Inc.               COM          637071101      766    11,200 SH  N/A  Other     N/A      9,645        1,555
Neogen Corp.                              COM          640491106      474    10,450 SH  N/A  Other     N/A     10,450
NeoGenomics Inc.                        COM NEW        64049M209      460   185,480 SH  N/A  Other     N/A    185,480
Northern Oil & Gas Inc.                   COM          665531109      662    39,341 SH  N/A  Other     N/A     36,511        2,830
Novadaq Technologies Inc.                 COM          66987G102      279    31,425 SH  N/A  Other     N/A     31,425
Nuvasive Inc.                             COM          670704105      388    25,074 SH  N/A  Other     N/A     21,764        3,310
Oclaro, Inc.                            COM NEW        67555N206    4,485 2,857,000 SH  N/A  Defined   N/A  2,857,000
Oclaro, Inc.                            COM NEW        67555N206    5,742 3,657,308 SH  N/A  Other     N/A  3,617,013       40,295
Omnicell Inc.                             COM          68213N109    4,991   335,642 SH  N/A  Other     N/A    310,167       25,475
Oplink Communications, Inc.             COM NEW        68375Q403    1,480    95,000 SH  N/A  Defined   N/A     95,000
Oplink Communications, Inc.             COM NEW        68375Q403    3,169   203,417 SH  N/A  Other     N/A    201,242        2,175
OraSure Technologies Inc.                 COM          68554V108      217    30,220 SH  N/A  Other     N/A     30,220
Orexigen Therapeutics Inc.                COM          686164104      725   138,005 SH  N/A  Other     N/A    138,005
Pepsico Inc.                              COM          713448108      715    10,443 SH  N/A  Other     N/A      8,978        1,465
PMC-Sierra Inc.                           COM          69344F106      104    20,000 SH  N/A  Other     N/A     20,000
The Procter & Gamble Company              COM          742718109      698    10,283 SH  N/A  Other     N/A      9,003        1,280
Quidel Corp.                              COM          74838J101    4,395   235,384 SH  N/A  Other     N/A    220,604       14,780
Regeneron Pharmaceuticals, Inc.           COM          75886F107    1,609     9,405 SH  N/A  Other     N/A      8,340        1,065
Rochester Medical Corp.                   COM          771497104      977    96,915 SH  N/A  Other     N/A     96,915
RTI Biologics, Inc.                       COM          74975N105    1,623   380,000 SH  N/A  Defined   N/A    380,000
RTI Biologics, Inc.                       COM          74975N105   13,548 3,172,774 SH  N/A  Other     N/A  2,994,249      178,525
Ruckus Wireless Inc.                      COM          781220108    1,511    67,053 SH  N/A  Other     N/A     59,373        7,680
Saba Software                           COM NEW        784932600    3,249   371,690 SH  N/A  Other     N/A    330,975       40,715
Sangamo Biosciences, Inc.                 COM          800677106      541    90,000 SH  N/A  Defined   N/A     90,000
Sangamo Biosciences, Inc.                 COM          800677106    1,218   202,700 SH  N/A  Other     N/A    202,700
Skyworks Solutions                        COM          83088M102    2,641   130,074 SH  N/A  Other     N/A    113,679       16,395
Solta Medical Inc.                        COM          83438K103       74    27,795 SH  N/A  Other     N/A     27,795
Southern Company                          COM          842587107      822    19,212 SH  N/A  Other     N/A     16,557        2,655
Southwest Airlines Co.                    COM          844741108      837    81,696 SH  N/A  Other     N/A     70,036       11,660
SPDR Trust Ser 1                        TR UNIT        78462F103      830     5,825 SH  N/A  Other     N/A      5,825
Spectranetics Corp.                       COM          84760C107    2,944   199,308 SH  N/A  Other     N/A    189,008       10,300
Staar Surgical Co.                   COM PAR $0.01     852312305       24     4,000 SH  N/A  Defined   N/A      4,000
Staar Surgical Co.                   COM PAR $0.01     852312305    1,683   275,844 SH  N/A  Other     N/A    260,929       14,915
Streamline Health Solutions, Inc.         COM          86323X106      935   164,320 SH  N/A  Other     N/A    164,320
SunOpta, Inc.                             COM          8676EP108    7,267 1,290,758 SH  N/A  Other     N/A  1,209,253       81,505
Superconductor Technologies, Inc.       COM NEW        867931305    1,743 5,867,733 SH  N/A  Defined   N/A    5,867,733
Superconductor Technologies, Inc.       COM NEW        867931305      865 2,911,202 SH  N/A  Other     N/A    2,908,602      2,600
Synergetics USA, Inc.                     COM          87160G107      192    40,000 SH  N/A  Defined   N/A       40,000
Synergetics USA, Inc.                     COM          87160G107    6,715 1,398,868 SH  N/A  Other     N/A    1,289,903    108,965
TearLab Corp.                             COM          878193101    5,549 1,353,443 SH  N/A  Other     N/A    1,250,188    103,255
Thoratec Corp.                          COM NEW        885175307    1,397    37,238 SH  N/A  Other     N/A       34,513      2,725
Triquint Semiconductor Inc.               COM          89674K103      892   184,605 SH  N/A  Other     N/A      173,279     11,326
Uroplasty Inc.                          COM NEW        917277204      676   207,942 SH  N/A  Other     N/A      207,942
V F Corporation                           COM          918204108      713     4,725 SH  N/A  Other     N/A        4,030        695
Vanguard Total Stock                 TOTAL STK MKT     922908769      227     3,100 SH  N/A  Other     N/A        3,100
Verizon Communications, Inc.              COM          92343V104      845    19,521 SH  N/A  Other     N/A       16,761      2,760
Vitesse Semiconductor Corporation       COM NEW        928497304    2,211   991,300 SH  N/A  Defined   N/A      991,300
Vitesse Semiconductor Corporation       COM NEW        928497304    3,502 1,570,188 SH  N/A  Other     N/A    1,569,388        800
Vivus Inc.                                COM          928551100    2,208   164,526 SH  N/A  Other     N/A      148,126     16,400
Volcano Corporation                       COM          928645100      275    11,632 SH  N/A  Other     N/A       11,632
Wells Fargo & Co.                         COM          949746101      863    25,243 SH  N/A  Other     N/A       21,853      3,390
REPORT SUMMARY                            98                      217,848




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